Schedule of Investments - InfraCap REIT Preferred ETF

January 31, 2026 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 99.1%

Financials - 36.5%
ACRES Commercial Realty Corp., Series C, 9.59%	18,681	$465,157
ACRES Commercial Realty Corp., Series D, 7.88%	781	17,221
Adamas Trust, Inc., Series D, 8.00%	24,581	549,631
Adamas Trust, Inc., Series E, 11.28%	29,654	752,025
Adamas Trust, Inc., Series F, 6.88%	22,047	510,829
AGNC Investment Corp., Series C, 9.03%	7,483	191,415
AGNC Investment Corp., Series D, 8.27%	36,557	912,463
AGNC Investment Corp., Series E, 8.91%	788	20,078
AGNC Investment Corp., Series F, 8.62%	78,117	1,962,299
AGNC Investment Corp., Series G, 7.75%	7,444	186,919
Annaly Capital Management, Inc., Series F, 8.91%	68,882	1,781,977
Annaly Capital Management, Inc., Series G, 8.09%	48,366	1,213,987
Annaly Capital Management, Inc., Series I, 8.91%	42,462	1,088,301
Arbor Realty Trust, Inc., Series D, 6.38%	40,478	717,675
Arbor Realty Trust, Inc., Series E, 6.25%	21,608	381,381
Arbor Realty Trust, Inc., Series F, 6.25%	48,681	1,088,994
ARMOUR Residential REIT, Inc., Series C, 7.00%	26,387	554,919
Chimera Investment Corp., Series A, 8.00%	26,598	585,688
Chimera Investment Corp., Series B, 9.74%	44,279	1,044,099
Chimera Investment Corp., Series C, 8.69%	40,078	880,113
Chimera Investment Corp., Series D, 9.29%	31,451	731,865
DigitalBridge Group, Inc., Series H, 7.13%	82,697	1,588,609
DigitalBridge Group, Inc., Series I, 7.15%	138,076	2,691,101
DigitalBridge Group, Inc., Series J, 7.13%	123,242	2,377,338
Dynex Capital, Inc., Series C, 9.38%	405	10,473
Ellington Financial, Inc., 10.05%	15,743	394,835
Ellington Financial, Inc., Series C, 8.63%	578	14,756
Franklin BSP Realty Trust, Inc., Series E, 7.50%	40,204	881,272
Granite Point Mortgage Trust, Inc., Series A, 7.00%	30,727	625,909
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	11,990	255,987
Invesco Mortgage Capital, Inc., Series C, 7.50%	30,397	756,885
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	51,903	967,991
MFA Financial, Inc., 8.88%	3,246	81,475
MFA Financial, Inc., Series B, 7.50%	33,063	666,220
MFA Financial, Inc., Series C, 9.27%	43,311	1,004,815
PennyMac Mortgage Investment Trust, 9.00%	6,355	160,273
PennyMac Mortgage Investment Trust, Series A, 8.13%	17,902	434,303
PennyMac Mortgage Investment Trust, Series B, 8.00%	30,362	729,295
PennyMac Mortgage Investment Trust, Series C, 6.75%	39,755	774,427
Ready Capital Corp., 5.75%	2,977	74,187
Ready Capital Corp., 9.00%	17,322	364,801
Ready Capital Corp., Series E, 6.50%	17,902	240,782
Rithm Capital Corp., Series A, 9.92%	1,443	36,364
Rithm Capital Corp., Series B, 9.75%	27,848	700,099
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Rithm Capital Corp., Series C, 9.08%	65,914	$1,615,552
Rithm Capital Corp., Series D, 7.00%	73,137	1,804,290
TPG Mortgage Investment Trust, Inc., Series B, 8.00%	26,953	604,019
TPG Mortgage Investment Trust, Inc., Series C, 10.40%	10,756	273,311
TPG RE Finance Trust, Inc., Series C, 6.25%	32,112	587,971
Two Harbors Investment Corp., Series A, 8.13%	19,570	482,596
Two Harbors Investment Corp., Series B, 7.63%	43,976	1,084,448
Two Harbors Investment Corp., Series C, 8.93%	49,730	1,240,266
Total Financials		39,161,686

Real Estate - 62.6%
Agree Realty Corp., Series A, 4.25%	65,251	1,123,622
American Homes 4 Rent, Series G, 5.88%	36,191	828,231
American Homes 4 Rent, Series H, 6.25%	42,742	1,025,291
Armada Hoffler Properties, Inc., Series A, 6.75%	34,097	738,541
Brookfield Property Partners LP, Series A2, 6.38%	85,309	1,280,488
Chatham Lodging Trust, Series A, 6.63%	16,747	343,313
CTO Realty Growth, Inc., Series A, 6.38%	35,244	715,457
Digital Realty Trust, Inc., Series J, 5.25%	76,512	1,593,745
Digital Realty Trust, Inc., Series K, 5.85%	78,897	1,869,859
Digital Realty Trust, Inc., Series L, 5.20%	140,377	2,912,823
Diversified Healthcare Trust, 5.63%	38,489	681,255
Diversified Healthcare Trust, 6.25%	135,099	2,566,881
EPR Properties, Series G, 5.75%	30,425	627,668
Federal Realty Investment Trust, Series C, 5.00%	57,252	1,144,467
Gladstone Commercial Corp., Series E, 6.63%	24,711	564,399
Gladstone Commercial Corp., Series G, 6.00%	15,793	319,808
Gladstone Land Corp., Series B, 6.00%	58,189	1,157,961
Gladstone Land Corp., Series C, 6.00%	100,679	1,973,308
Global Medical REIT, Inc., Series A, 7.50%	9,899	243,119
Global Net Lease, Inc., Series A, 7.25%	73,943	1,731,006
Global Net Lease, Inc., Series B, 6.88%	35,127	802,652
Global Net Lease, Inc., Series D, 7.50%	86,801	2,143,117
Global Net Lease, Inc., Series E, 7.38%	34,141	797,192
Hudson Pacific Properties, Inc., Series C, 4.75%	182,713	2,859,458
Kimco Realty Corp., Series L, 5.13%	82,888	1,672,680
Kimco Realty Corp., Series M, 5.25%	111,673	2,304,931
National Storage Affiliates Trust, Series A, 6.00%	86,933	1,826,462
Pebblebrook Hotel Trust, Series E, 6.38%	19,039	381,161
Pebblebrook Hotel Trust, Series F, 6.30%	75,040	1,538,320
Pebblebrook Hotel Trust, Series G, 6.38%	120,642	2,412,840
Pebblebrook Hotel Trust, Series H, 5.70%	106,500	1,906,350
Public Storage, Series F, 5.15%	27,542	585,543
Public Storage, Series G, 5.05%	38,889	831,058
Public Storage, Series H, 5.60%	29,159	686,986
Public Storage, Series I, 4.88%	41,065	815,551

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

January 31, 2026 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Public Storage, Series J, 4.70%	32,285	$615,675
Public Storage, Series K, 4.75%	27,879	542,804
Public Storage, Series L, 4.63%	64,222	1,225,998
Public Storage, Series M, 4.13%	5,651	95,162
Public Storage, Series N, 3.88%	34,013	533,324
Public Storage, Series O, 3.90%	23,204	368,015
Public Storage, Series P, 4.00%	74,805	1,213,337
Public Storage, Series Q, 3.95%	20,568	328,574
Public Storage, Series R, 4.00%	51,548	836,624
Public Storage, Series S, 4.10%	12,011	199,383
Regency Centers Corp., Series B, 5.88%	2,389	53,776
Saul Centers, Inc., Series E, 6.00%	21,164	473,227
SL Green Realty Corp., Series I, 6.50%	93,211	2,072,081
Summit Hotel Properties, Inc., Series E, 6.25%	43,916	840,552
Summit Hotel Properties, Inc., Series F, 5.88%	16,392	299,810
Sunstone Hotel Investors, Inc., Series H, 6.13%	18,907	387,594
Sunstone Hotel Investors, Inc., Series I, 5.70%	19,322	373,011
UMH Properties, Inc., Series D, 6.38%	131,150	2,946,941
Vornado Realty Trust, Series L, 5.40%	123,116	2,251,792
Vornado Realty Trust, Series M, 5.25%	133,114	2,349,462
Vornado Realty Trust, Series N, 5.25%	129,462	2,292,772
Vornado Realty Trust, Series O, 4.45%	118,464	1,776,960
Total Real Estate		67,082,417

Total Preferred Stocks
(Cost $110,899,157)		106,244,103
MONEY MARKET FUNDS - 0.8%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.60%(1)	428,706	428,706
RBC BlueBay Government Money Market Fund - Institutional Shares, 3.65%(1)	428,707	428,707
(Cost $857,413)		857,413

TOTAL INVESTMENTS - 99.9%
(Cost $111,756,570)		107,101,516
Other Assets in Excess of Liabilities - 0.1%		83,342
Net Assets - 100.0%		$107,184,858

(1)	The rate shown reflects the seven-day yield as of January 31, 2026.

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

January 31, 2026 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$106,244,103	$—	$—	$106,244,103
Money Market Funds	857,413	—	—	857,413
Total	$107,101,516	$—	$—	$107,101,516